Prudential Investment Portfolios 2

655 Broad Street, 17th Floor

Newark, New Jersey 07102

October 17, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

Re: 497 Filing for Prudential Investment Portfolios 2

Registration numbers 333-215689 and 811-09999

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information contained in the Registrant’s prospectus for the Prudential QMA Emerging Markets Equity Fund and the Prudential QMA International Developed Markets Index Fund (the Funds), dated May 22, 2017 (as reissued September 27, 2017) (SEC accession number 0000067590-17-001059). The purpose of the filing is to submit the 497 filing dated September 27, 2017 in XBRL for the Funds.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary